Consolidated Segment Data - Schedule of Segment Reporting Information, by Segment (Details) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019
Total of reportable segments					$ 10,172,379	$ 10,026,920
Reconciliation - Corporate
Total consolidated revenue	$ 3,411,552	$ 4,027,902	$ 21,014,064	$ 8,182,396	10,172,379	10,026,920
Total of reportable segments					295,452	8,081
Reconciliation - Corporate	(249,472)	(227,210)	(634,645)	(927,569)	(1,159,770)	(691,208)
Total consolidated loss from operations	(288,526)	(245,292)	(3,593,015)	(908,400)	(864,318)	(683,127)
Total of reportable segments					(99,436)	(2,644)
Reconciliation - Corporate					(793)	(3)
Total consolidated loss before income tax	(287,797)	(249,190)	(3,537,010)	(935,399)	(964,547)	(685,774)
Income tax expense	(15,784)	(9,022)	(23,196)	(12,086)	(16,070)	(8,555)
Net loss	(303,581)	(258,212)	(3,560,206)	(947,485)	(980,617)	(694,329)
Total of reportable segments					114,391	115,673
Reconciliation - Corporate
Total consolidated depreciation			83,210	84,277	114,391	115,673
Total of reportable segments					136,002	228,618
Reconciliation - Corporate
Total consolidated expenditure for additions to long lived assets					136,002	228,618
Total of reportable segments					6,520,898	3,495,643
Reconciliation - Corporate	2,534,719		2,534,719		1,901,080	476,203
Total consolidated total assets	17,278,364		17,278,364		8,421,978	3,496,843
Garment Manufacturing Segment [Member]
Total of reportable segments					4,298,518	3,359,637
Total consolidated revenue	2,287,981	2,643,560	5,186,042	3,517,009
Total of reportable segments					215,324	8,091
Total of reportable segments					(26,686)	(12,762)
Total of reportable segments					9,739	23,036
Total of reportable segments					6,526
Total of reportable segments					4,098,758	1,242,335
Logistics Services Segment [Member]
Total of reportable segments					5,873,861	6,667,283
Total of reportable segments					80,128	(10)
Total of reportable segments					(72,750)	10,118
Total of reportable segments					104,652	92,637
Total of reportable segments					129,476	228,618
Logistic Services Segment [Member]
Total consolidated revenue	$ 824,025	$ 1,384,342	$ 3,664,409	$ 4,665,387
Total of reportable segments					$ 2,422,140	$ 2,253,308